Concentration of major customers and suppliers (Details Narrative) - integer	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Number of customers	2	2
Customer Two [Member]
Concentration risk percentage	14.00%	24.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	17.00%		20.00%
Customer one [Member]
Concentration risk percentage	32.00%	74.00%
Customer one [Member] | Accounts Receivable [Member]
Number of customers	5		3
Concentration risk percentage	17.00%		42.00%
Customer Three [Member] | Accounts Receivable [Member]
Concentration risk percentage	16.00%		18.00%
Customer Four [Member] | Accounts Receivable [Member]
Concentration risk percentage	12.00%
Customer Five [Member] | Accounts Receivable [Member]
Concentration risk percentage	10.00%
Supplier One [Member]
Number of customers	3	4
Concentration risk percentage	34.00%	22.00%
Supplier One [Member] | Accounts Receivable [Member]
Number of customers	5		4
Concentration risk percentage	22.00%		27.00%
Supplier Two [Member]
Concentration risk percentage	22.00%	21.00%
Supplier Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	19.00%		18.00%
Supplier Three [Member]
Concentration risk percentage	12.00%	15.00%
Supplier Three [Member] | Accounts Receivable [Member]
Concentration risk percentage	14.00%		17.00%
Supplier Four [Member]
Concentration risk percentage		14.00%
Supplier Four [Member] | Accounts Receivable [Member]
Concentration risk percentage	12.00%		10.00%
Supplier Five [Member] | Accounts Receivable [Member]
Concentration risk percentage	11.00%